Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Foreign taxes (percentage)	14.00%	13.00%	11.00%
Effective income tax rate	14.00%	13.00%	11.00%